Segment reporting (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Reportable Segments

Year ended 30 June 2018 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations (4)	Group total
Revenue	5,333	13,287	14,797	8,889	1,332	43,638
Inter-segment revenue	75	–	13	–	(88)	–

Total revenue	5,408	13,287	14,810	8,889	1,244	43,638

Underlying EBITDA	3,341	6,522	8,930	4,397	(7)	23,183

Depreciation and amortisation (1)	(1,719)	(1,920)	(1,721)	(686)	(242)	(6,288)
Impairment losses (2)	(76)	(213)	(14)	(29)	(1)	(333)

Underlying EBIT	1,546	4,389	7,195	3,682	(250)	16,562

Exceptional items (3)	–	–	(539)	–	(27)	(566)
Net finance costs						(1,245)

Profit before taxation						14,751

Capital expenditure (cash basis)	656	2,428	1,074	409	412	4,979

Profit/(loss) from equity accounted investments, related impairments and expenses	(4)	467	(509)	192	1	147

Investments accounted for using the equity method	249	1,335	–	883	6	2,473

Total assets	12,938	26,824	22,208	12,257	37,766	111,993

Total liabilities	4,886	3,145	3,888	2,404	37,000	51,323

Year ended 30 June 2017 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations (4)	Group total
Revenue	4,639	8,335	14,606	7,578	977	36,135
Inter-segment revenue	83	–	18	–	(101)	–

Total revenue	4,722	8,335	14,624	7,578	876	36,135

Underlying EBITDA	3,117	3,545	9,077	3,784	(173)	19,350

Depreciation and amortisation (1)	(1,648)	(1,525)	(1,828)	(719)	(252)	(5,972)
Impairment losses (2)	(102)	(14)	(52)	(15)	(5)	(188)

Underlying EBIT	1,367	2,006	7,197	3,050	(430)	13,190

Exceptional items (3)	–	(546)	(203)	164	(51)	(636)
Net finance costs						(1,417)

Profit before taxation						11,137

Capital expenditure (cash basis)	917	1,484	805	246	245	3,697

Profit/(loss) from equity accounted investments, related impairments and expenses	(3)	295	(172)	152	–	272

Investments accounted for using the equity method	264	1,306	–	873	5	2,448

Total assets	13,726	26,743	22,781	11,996	41,760	117,006

Total liabilities	4,715	2,643	3,606	1,860	41,456	54,280

Year ended 30 June 2016 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations (4)	Group total
Revenue	4,431	8,249	10,516	4,518	853	28,567
Inter-segment revenue	118	–	22	–	(140)

Total revenue	4,549	8,249	10,538	4,518	713	28,567

Underlying EBITDA	3,038	2,619	5,599	635	(171)	11,720

Depreciation and amortisation (1)	(1,696)	(1,560)	(1,817)	(890)	(247)	(6,210)
Impairment losses (2)	(24)	(17)	(42)	(94)	(9)	(186)

Underlying EBIT	1,318	1,042	3,740	(349)	(427)	5,324

Exceptional items (3)	–	–	(2,388)	–	(132)	(2,520)
Net finance costs						(1,013)

Loss before taxation						1,791

Capital expenditure (cash basis)	1,278	2,786	1,061	298	284	5,707

Profit/(loss) from equity accounted investments, related impairments and expenses	(7)	155	(2,244)	(9)	1	(2,104)

Investments accounted for using the equity method	280	1,388	–	901	6	2,575

Total assets	14,120	26,143	24,330	12,754	41,606	118,953

Total liabilities	4,264	2,299	3,789	2,103	46,427	58,882

(1)	Depreciation and amortisation excludes exceptional items of US$ nil (FY2017: US$212 million; FY2016: US$ nil).

(2)	Impairment losses excludes exceptional items of US$ nil (FY2017: US$5 million; FY2016: US$ nil).

(3)

Exceptional items reported in Group and unallocated include Samarco dam failure costs of US$(27) million (FY2017: US$(51) million; FY2016: US$(62) million). Refer to note 2 ‘Exceptional items’ for further information.

(4)	Total assets and total liabilities include balances for the years ended 30 June 2018, 2017 and 2016 relating to Onshore US assets.

Summary of Geographical Information

Geographical information

	Revenue by location of customer
	2018	2017	2016
	US$M	US$M	US$M
Australia	2,304	2,037	1,846
Europe	1,886	1,641	1,141
China	22,935	18,875	13,177
Japan	4,709	3,086	2,941
India	2,484	1,938	1,478
South Korea	2,639	2,296	1,919
Rest of Asia	2,620	3,157	2,623
North America	2,715	2,233	2,355
South America	1,106	681	899
Rest of world	240	191	188

	43,638	36,135	28,567

	Non-current assets by location of assets
	2018	2017	2016
	US$M	US$M	US$M
Australia	45,157	46,949	49,465
North America (1)	8,246	22,860	23,943
South America (2)	18,267	18,899	18,614
Rest of world (2)	154	173	389
Unallocated assets (3)	5,039	7,069	8,828

	76,863	95,950	101,239

(1)	Balances for the years ended 30 June 2017 and 2016 include non-current assets relating to Onshore US assets.

(2)	Prior periods have been restated to reflect the location of equity accounted investments operations rather than the location of the holding company.

(3)	Unallocated assets comprise deferred tax assets and other financial assets.